Initial Public Offering (Details) - Schedule of Common Stock Reflected on the Balance Sheet - USD ($)	9 Months Ended	11 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Initial Public Offering [Abstract]
Gross proceeds	$ 97,750,000	$ 97,750,000
Less:
Proceeds allocated to Warrants issued in IPO	(1,055,700)	(1,055,700)
Proceeds allocated to Rights issued in IPO	(1,270,750)	(1,270,750)
Offering costs of Public Units	(5,824,123)	(5,824,123)
Redemption	(50,225,065)
Plus:
Accretion of carrying value to redemption value	13,830,136	10,472,899
Common stock subject to possible redemption	$ 53,204,498	$ 100,072,326